RECONCILIATION OF FINANCIAL STATEMENTS TO IRS FORM 5500 - Reconciliation of Benefits Paid to Participants (Details) - EBP 016 - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 651,530,096	$ 301,938,134
Participant notes deemed distributed, end of year	1,182,788	614,907
Participant notes deemed distributed, beginning of year	(614,907)	(640,718)
Amount allocated to withdrawing participants, end of year	156,336	161,105
Amount allocated to withdrawing participants, beginning of year	161,105	77,033
Benefits paid to participants per IRS Form 5500	$ 652,093,208	$ 301,996,395